[CHAPMAN AND CUTLER LETTERHEAD]

February 27, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Innovator ETFs® Trust
(Registration Nos. 333-146827 and 811-22135)

Ladies and Gentlemen:

On behalf of the Innovator ETFs® Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for the following funds, each of which is a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act: Innovator Emerging Markets Power Buffer ETF™ – January; Innovator Emerging Markets Power Buffer ETF™ – April; Innovator Emerging Markets Power Buffer ETF™ – July; Innovator Emerging Markets Power Buffer ETF™ – October; Innovator Growth-100 Power Buffer ETF™ – January; Innovator Growth-100 Power Buffer ETF™ – February; Innovator Growth-100 Power Buffer ETF™ – March; Innovator Growth-100 Power Buffer ETF™ – April; Innovator Growth-100 Power Buffer ETF™ – May; Innovator Growth-100 Power Buffer ETF™ – June; Innovator Growth-100 Power Buffer ETF™ – July; Innovator Growth-100 Power Buffer ETF™ – August; Innovator Growth-100 Power Buffer ETF™ – September; Innovator Growth-100 Power Buffer ETF™ – October; Innovator Growth-100 Power Buffer ETF™ – November; Innovator Growth-100 Power Buffer ETF™ – December; Innovator International Developed Power Buffer ETF™ – January; Innovator International Developed Power Buffer ETF™ – February; Innovator International Developed Power Buffer ETF™ – March; Innovator International Developed Power Buffer ETF™ – April; Innovator International Developed Power Buffer ETF™ – May; Innovator International Developed Power Buffer ETF™ – June; Innovator International Developed Power Buffer ETF™ – July; Innovator International Developed Power Buffer ETF™ – August; Innovator International Developed Power Buffer ETF™ – September; Innovator International Developed Power Buffer ETF™ – October; Innovator International Developed Power Buffer ETF™ – November; Innovator International Developed Power Buffer ETF™ – December; Innovator U.S. Small Cap Power Buffer ETF™ – January; Innovator U.S. Small Cap Power Buffer ETF™ – February; Innovator U.S. Small Cap Power Buffer ETF™ – March; Innovator U.S. Small Cap Power Buffer ETF™ – April; Innovator U.S. Small Cap Power Buffer ETF™ – May; Innovator U.S. Small Cap Power Buffer ETF™ – June; Innovator U.S. Small Cap Power Buffer ETF™ – July; Innovator U.S. Small Cap Power Buffer ETF™ – August; Innovator U.S. Small Cap Power Buffer ETF™ – September; Innovator U.S. Small Cap Power Buffer ETF™ – October; Innovator U.S. Small Cap Power Buffer ETF™ – November and Innovator U.S. Small Cap Power Buffer ETF™ – December. Post-Effective Amendment No. 1792 was filed electronically with the Securities and Exchange Commission on February 27, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3273.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Walter L. Draney
Walter L Draney